Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

January 31, 2021

SLC-QTLY-0321
1.813072.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 0.1%
LICT Corp. (a)	45	$844
Entertainment - 3.2%
Cinemark Holdings, Inc. (b)	551,362	11,160
Glu Mobile, Inc. (a)	832,993	7,339
Lions Gate Entertainment Corp. Class A (a)(b)	799,605	11,186
Marcus Corp. (b)	710,705	12,508
Reading International, Inc. Class A (a)(b)	767,583	4,337
		46,530
Interactive Media & Services - 0.4%
Liberty TripAdvisor Holdings, Inc. (a)	1,631,910	6,658
Media - 1.9%
Cogeco Communications, Inc.	168,634	14,373
Nexstar Broadcasting Group, Inc. Class A	79,708	9,060
Perion Network Ltd. (a)	290,600	4,220
		27,653

TOTAL COMMUNICATION SERVICES		81,685

CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.2%
Horizon Global Corp. (a)	343,278	3,254
Diversified Consumer Services - 1.2%
Perdoceo Education Corp. (a)	1,381,891	16,348
Regis Corp. (a)(b)	178,000	1,689
		18,037
Hotels, Restaurants & Leisure - 1.1%
International Game Technology PLC	759,379	12,234
RCI Hospitality Holdings, Inc.	91,185	3,509
		15,743
Household Durables - 1.9%
Legacy Housing Corp. (a)	93,188	1,320
Mohawk Group Holdings, Inc. (a)(b)	329,818	7,592
Tupperware Brands Corp. (a)	618,510	18,605
		27,517
Internet & Direct Marketing Retail - 6.7%
BHG Group AB (a)	1,706,692	32,025
Fashionette AG	15,528	656
Kogan.Com Ltd.	2,616,034	35,970
Liquidity Services, Inc. (a)	446,451	8,715
RumbleON, Inc. Class B (a)	64,042	2,356
Shutterstock, Inc.	30,000	1,950
Stamps.com, Inc. (a)	19,952	4,555
Temple & Webster Group Ltd. (a)	1,229,722	10,742
		96,969
Leisure Products - 0.5%
Vista Outdoor, Inc. (a)	253,387	7,391
Specialty Retail - 3.9%
America's Car Mart, Inc. (a)	25,677	3,050
At Home Group, Inc. (a)(b)	197,196	4,806
Lyko Group AB (A Shares) (a)(b)	268,421	9,958
Michaels Companies, Inc. (a)(b)	658,816	10,212
Musti Group OYJ	667,525	20,884
Williams-Sonoma, Inc.	65,841	8,488
		57,398
Textiles, Apparel & Luxury Goods - 0.0%
Dr. Martens Ltd. (a)	70,000	355

TOTAL CONSUMER DISCRETIONARY		226,664

CONSUMER STAPLES - 5.4%
Beverages - 0.2%
MGP Ingredients, Inc.	56,693	3,283
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	433,031	18,218
Food Products - 0.2%
Seaboard Corp.	994	3,127
Household Products - 1.9%
Spectrum Brands Holdings, Inc.	357,173	26,992
Personal Products - 1.9%
Herbalife Nutrition Ltd. (a)	176,589	8,999
Nu Skin Enterprises, Inc. Class A	325,596	18,842
		27,841

TOTAL CONSUMER STAPLES		79,461

ENERGY - 1.0%
Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc. Class A	376,368	4,524
Oil States International, Inc. (a)	390,638	2,188
Profire Energy, Inc. (a)	332,863	346
ProPetro Holding Corp. (a)	450,000	3,596
		10,654
Oil, Gas & Consumable Fuels - 0.3%
World Fuel Services Corp.	130,510	3,992

TOTAL ENERGY		14,646

FINANCIALS - 15.7%
Banks - 2.9%
CIT Group, Inc.	269,351	9,939
Great Western Bancorp, Inc.	482,507	11,580
Independent Bank Group, Inc.	210,361	12,920
Nicolet Bankshares, Inc. (a)	58,479	3,964
Parke Bancorp, Inc.	99,137	1,717
Union Bankshares, Inc. (b)	49,438	1,345
		41,465
Capital Markets - 4.6%
Donnelley Financial Solutions, Inc. (a)	442,337	7,913
Euronext NV (c)	9,045	975
Impax Asset Management Group PLC	2,053,877	22,513
LPL Financial	238,517	25,841
StepStone Group, Inc. Class A (b)	255,668	8,979
Titanium OYJ	69,738	1,227
		67,448
Consumer Finance - 0.8%
Encore Capital Group, Inc. (a)(b)	395,103	11,735
Diversified Financial Services - 1.1%
CC Neuberger Principal Holdings I (a)	330,000	3,422
Jefferies Financial Group, Inc.	518,479	12,106
Patria Investments Ltd.	42,200	753
		16,281
Insurance - 2.5%
GoHealth, Inc. (a)	87,521	1,165
Primerica, Inc. (b)	250,206	34,856
		36,021
Thrifts & Mortgage Finance - 3.8%
Axos Financial, Inc. (a)	379,075	14,765
Hingham Institution for Savings	14,559	3,192
Merchants Bancorp/IN	192,233	5,732
NMI Holdings, Inc. (a)	902,312	19,138
Southern Missouri Bancorp, Inc.	109,380	3,352
Walker & Dunlop, Inc.	116,304	9,574
		55,753

TOTAL FINANCIALS		228,703

HEALTH CARE - 17.8%
Biotechnology - 1.0%
Bioventix PLC	19,328	1,165
Emergent BioSolutions, Inc. (a)	93,856	10,029
Essex Bio-Technology Ltd.	1,189,206	598
Prelude Therapeutics, Inc.	46,249	3,004
Seer, Inc.	1,400	87
		14,883
Health Care Equipment & Supplies - 5.9%
Alphatec Holdings, Inc. (a)	834,166	12,412
Antares Pharma, Inc. (a)	150,556	659
Hamilton Thorne Ltd. (a)	1,738,879	1,863
Medistim ASA	186,478	5,552
Meridian Bioscience, Inc. (a)	896,908	19,822
Neuronetics, Inc. (a)	220,369	3,885
Pro-Dex, Inc. (a)	129,439	4,007
Semler Scientific, Inc. (a)	97,284	8,647
TransMedics Group, Inc. (a)	220,088	5,014
Tristel PLC	1,227,932	9,943
Utah Medical Products, Inc.	112,512	9,751
Varex Imaging Corp. (a)	199,818	3,868
ViewRay, Inc. (a)	123,300	547
		85,970
Health Care Providers & Services - 7.7%
Acadia Healthcare Co., Inc. (a)	219,832	11,141
AdaptHealth Corp. (a)	597,971	22,884
Chemed Corp.	44,492	23,042
Fulgent Genetics, Inc. (a)(b)	33,524	3,704
InfuSystems Holdings, Inc. (a)	411,663	7,254
Patterson Companies, Inc.	276,873	8,771
Pennant Group, Inc. (a)	50,000	2,689
The Ensign Group, Inc.	137,792	10,786
The Joint Corp. (a)	75,799	2,466
U.S. Physical Therapy, Inc.	88,375	10,635
Viemed Healthcare, Inc. (a)	1,060,523	8,882
		112,254
Health Care Technology - 2.3%
Certara, Inc.	12,400	427
Inovalon Holdings, Inc. Class A (a)	1,020,085	24,890
Instem PLC (a)	50,276	348
Phreesia, Inc. (a)	23,353	1,525
Schrodinger, Inc.	71,827	6,488
		33,678
Life Sciences Tools & Services - 0.8%
Berkeley Lights, Inc. (a)	9,396	677
Diaceutics PLC (a)	922,876	1,770
Medpace Holdings, Inc. (a)	70,916	9,417
		11,864
Pharmaceuticals - 0.1%
BioSyent, Inc. (a)	160,186	924

TOTAL HEALTH CARE		259,573

INDUSTRIALS - 13.7%
Building Products - 1.2%
Builders FirstSource, Inc. (a)	412,990	15,797
Reliance Worldwide Corp. Ltd.	496,394	1,620
		17,417
Commercial Services & Supplies - 1.5%
Sdiptech AB (a)	461,254	14,848
Team, Inc. (a)	328,524	3,246
VSE Corp.	93,649	3,240
		21,334
Construction & Engineering - 1.2%
NV5 Global, Inc. (a)	199,939	17,461
Machinery - 2.1%
Allison Transmission Holdings, Inc.	168,350	6,852
Hurco Companies, Inc.	242,378	7,131
Lydall, Inc. (a)	142,086	4,277
NN, Inc. (a)	822,269	4,958
Park-Ohio Holdings Corp.	143,325	4,040
Titan International, Inc.	418,879	2,890
Twin Disc, Inc. (a)	140,198	1,164
		31,312
Marine - 0.5%
Kirby Corp. (a)	138,000	7,005
Professional Services - 4.8%
Barrett Business Services, Inc.	27,595	1,740
Franklin Covey Co. (a)	428,192	10,298
GP Strategies Corp. (a)	268,061	3,238
Hirequest, Inc.	21,790	221
Insperity, Inc.	268,867	21,103
MISTRAS Group, Inc. (a)	425,549	2,941
Red Violet, Inc. (a)	304,888	6,829
SHL-JAPAN Ltd.	52,574	1,252
Talenom OYJ	675,840	10,170
TriNet Group, Inc. (a)	172,608	12,792
		70,584
Trading Companies & Distributors - 2.4%
AerCap Holdings NV (a)	265,000	10,134
DXP Enterprises, Inc. (a)	290,852	6,745
GMS, Inc. (a)	413,238	11,980
Titan Machinery, Inc. (a)	267,256	5,693
		34,552

TOTAL INDUSTRIALS		199,665

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.5%
Casa Systems, Inc. (a)	417,456	3,219
Sangoma Technologies Corp. (a)	1,200,000	3,632
		6,851
Electronic Equipment & Components - 2.9%
Insight Enterprises, Inc. (a)	389,991	29,678
SYNNEX Corp.	148,310	12,105
		41,783
IT Services - 6.5%
BASE, Inc. (a)(b)	129,610	13,277
Bouvet ASA	42,900	3,175
Computer Services, Inc.	119,096	7,384
Concentrix Corp. (a)	193,418	20,680
Liberated Syndication, Inc. (a)(b)	201,173	960
MoneyGram International, Inc. (a)(b)	1,761,985	13,514
Priority Technology Holdings, Inc. (a)(b)	816,380	6,400
Prodware (a)	118,082	785
Shift4 Payments, Inc.	172,390	11,207
Sylogist Ltd.	665,895	5,811
WEX, Inc. (a)	59,904	11,298
		94,491
Software - 8.2%
24sevenoffice Scandinavia AB (a)	1,795,180	9,861
Admicom OYJ	125,011	16,688
Avaya Holdings Corp. (a)	643,449	14,310
ChannelAdvisor Corp. (a)	839,921	17,218
Ebix, Inc. (b)	261,414	13,612
Elmo Software Ltd. (a)	1,244,086	6,313
Energy One Ltd.	19,776	94
Fabasoft AG	10,426	572
GetBusy PLC (a)	2,309,434	3,054
Issuer Direct Corp. (a)	51,523	1,008
Kaonavi, Inc. (a)(b)	17,857	729
Kuaishou Technology (a)	13,900	206
LeadDesk Oyj (a)	58,945	1,917
Lightspeed POS, Inc. (Canada) (a)	297,141	19,317
Money Forward, Inc. (a)	62,050	2,547
MSL Solutions Ltd. (a)	11,800,802	1,127
Park City Group, Inc. (a)	714,638	4,316
SharpSpring, Inc. (a)(b)	60,136	1,175
Upsales Technology AB (a)	395,309	2,668
Vitec Software Group AB	84,016	3,011
		119,743
Technology Hardware, Storage & Peripherals - 0.5%
NCR Corp. (a)	239,134	7,978

TOTAL INFORMATION TECHNOLOGY		270,846

MATERIALS - 2.4%
Containers & Packaging - 0.4%
UFP Technologies, Inc. (a)	137,342	6,319
Metals & Mining - 1.7%
Imperial Metals Corp. (a)	249,400	856
Orla Mining Ltd. (a)	600,000	2,590
Reliance Steel & Aluminum Co.	58,530	6,794
Steel Dynamics, Inc.	200,816	6,882
Teck Resources Ltd. Class B	390,000	7,129
		24,251
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	128,541	4,774

TOTAL MATERIALS		35,344

REAL ESTATE - 2.7%
Real Estate Management & Development - 2.7%
Colliers International Group, Inc.	109,200	9,628
Cushman & Wakefield PLC (a)	84,801	1,215
Jones Lang LaSalle, Inc. (a)	166,730	24,378
The St. Joe Co.	93,006	4,139
		39,360
UTILITIES - 1.0%
Electric Utilities - 1.0%
IDACORP, Inc.	69,712	6,156
Portland General Electric Co.	189,565	8,017
		14,173
TOTAL COMMON STOCKS
(Cost $1,038,337)		1,450,120

Money Market Funds - 5.4%
Fidelity Cash Central Fund 0.09% (d)	9,004,899	9,007
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	70,103,371	70,110
TOTAL MONEY MARKET FUNDS
(Cost $79,117)		79,117
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $1,117,454)		1,529,237
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(70,089)
NET ASSETS - 100%		$1,459,148

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $975,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5
Fidelity Securities Lending Cash Central Fund	562
Total	$567

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
BioSyent, Inc.	$1,998	$--	$2,803	$--	$(1,185)	$2,914	$--
Total	$1,998	$--	$2,803	$--	$(1,185)	$2,914	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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